Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net Income attributable to stockholders of Navigator Holdings Ltd.	$ 23,240	$ 26,606	$ 45,813	$ 45,392
Basic weighted average number of shares (in shares)	72,458,773	73,745,894	72,834,272	74,847,093
Effect of dilutive potential share options (in shares)	424,360	583,268	485,877	474,533
Diluted weighted average number of shares (in shares)	72,883,133	74,329,162	73,320,149	75,321,626
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic earnings per share (in dollars per share)	$ 0.32	$ 0.36	$ 0.63	$ 0.61
Diluted earnings per share (in dollars per share)	$ 0.32	$ 0.36	$ 0.62	$ 0.60